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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA 02110-3328
                 ----------------------------------------


Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kathleen Eckert              Boston, MA          2/14/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   77
                                        --------------------

Form 13F Information Table Value Total: $            429,603
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                        1

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
                                                                  (SEC USE ONLY)

      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ---------------------- ------------ ---------- ----------------------
                                                       VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- ---------  -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA Pharmaceuticals,
  Inc.                         Common      004225108     7,746   786,368  SH              Sole         NA      Sole
Adeza Biomedical
  Corporation                  Common      006864102     4,656   221,200  SH              Sole         NA      Sole
Affymetrix, Inc.               Common      00826T108    10,123   212,000  SH              Sole         NA      Sole
Align Technology, Inc.         Common      016255101     8,482 1,311,000  SH              Sole         NA      Sole
Allscripts Healthcare
  Solutions, Inc.              Common      01988P108     1,005    75,000  SH              Sole         NA      Sole
Amgen, Inc.                    Common      031162100     5,228    66,300  SH              Sole         NA      Sole
Ariad Pharmaceuticals,
  Inc.                         Common      04033A100     6,312 1,079,000  SH              Sole         NA      Sole
Avalon Pharmaceuticals,
  Inc.                         Common      05346P106     1,768   462,120  SH              Sole         NA      Sole
Barr Pharmaceuticals,
  Inc.                         Common      068306109     6,989   112,200  SH              Sole         NA      Sole
Barrier Therapeutics,
  Inc.                         Common      06850R108     5,720   697,600  SH              Sole         NA      Sole
Bioenvision, Inc.              Common      09059N100     3,059   468,500  SH              Sole         NA      Sole
Biogen Idec Inc.               Common      09062X103     2,267    50,000  SH              Sole         NA      Sole
Boston Scientific
  Corporation                  Common      101137107     2,816   115,000  SH              Sole         NA      Sole
Caraco Pharmaceutical
  Laboratories, Inc.           Common      14075T107     2,740   305,100  SH              Sole         NA      Sole
Conor MedSystems, Inc.         Common      208264101    22,045 1,147,699  SH              Sole         NA      Sole
Critical Therapeutics,
  Inc.                         Common      22674T105     3,276   456,205  SH              Sole         NA      Sole
Cubist Pharmaceuticals,
  Inc.                         Common      229678107    15,802   743,639  SH              Sole         NA      Sole
Curis, Inc.                    Common      231269101       101    28,000  SH              Sole         NA      Sole
Cytokinetics, Inc.             Common      23282W100     2,413   368,929  SH              Sole         NA      Sole
deCODE Genetics, Inc.          Common      243586104     3,108   376,232  SH              Sole         NA      Sole
DepoMed, Inc.                  Common      249908104     8,168 1,361,388  SH              Sole         NA      Sole
DOV Pharmaceutical, Inc.       Common      259858108     3,809   259,500  SH              Sole         NA      Sole
Eclipsys Corporation           Common      278856109     5,168   273,000  SH              Sole         NA      Sole
Emageon, Inc.                  Common      29076V109    10,782   678,124  SH              Sole         NA      Sole
Emdeon Corporation             Common      290849108     5,469   646,500  SH              Sole         NA      Sole
Encysive Pharmaceuticals
  Inc.                         Common      29256X107     9,493 1,203,200  SH              Sole         NA      Sole
Endo Pharmaceuticals
  Holdings                     Common      29264F205     7,093   234,400  SH              Sole         NA      Sole
Epix Pharmaceuticals,
  Inc.                         Common      26881Q101     1,789   442,800  SH              Sole         NA      Sole
Exelixis, Inc.                 Common      30161Q104     7,597   806,430  SH              Sole         NA      Sole
Forest Laboratories, Inc.      Common      345838106     6,285   154,500  SH              Sole         NA      Sole
Gen Probe, Inc.                Common      36866T103     6,635   136,000  SH              Sole         NA      Sole
Genzyme Corporation            Common      372917104     8,635   122,000  SH              Sole         NA      Sole
Gilead Sciences, Inc.          Common      375558103    19,552   371,500  SH              Sole         NA      Sole
Guidant Corporation            Common      401698105     3,723    57,500  SH              Sole         NA      Sole
IDEXX Laboratories, Inc.       Common      45168D104    13,021   180,900  SH              Sole         NA      Sole
Imclone Systems, Inc.          Common      45256B101     4,811   140,500  SH              Sole         NA      Sole
Insmed Inc.                    Common      457669208     2,323 1,179,400  SH              Sole         NA      Sole
Inspire Pharmaceuticals,
  Inc.                         Common      457733103     5,986 1,178,415  SH              Sole         NA      Sole
IVAX Corporation               Common      465823102     4,715   150,500  SH              Sole         NA      Sole
Kosan Biosciences, Inc.        Common      50064W107     3,076   692,900  SH              Sole         NA      Sole
K-V Pharmaceutical Co.          CL A       482740206     3,226   156,600  SH              Sole         NA      Sole
Lexicon Genetics, Inc.         Common      528872104     3,522   965,000  SH              Sole         NA      Sole
Medarex, Inc.                  Common      583916101     2,177   157,181  SH              Sole         NA      Sole
Medco Health Solutions,
  Inc.                         Common      58405U102     7,868   141,000  SH              Sole         NA      Sole
Medicis Pharmaceutical
  Corporation                 CL A New     584690309     1,538    48,000  SH              Sole         NA      Sole
MedImmune, Inc.                Common      584699102     8,843   252,500  SH              Sole         NA      Sole
Medtronic, Inc.                Common      585055106     6,477   112,500  SH              Sole         NA      Sole
MGI PHARMA, Inc.               Common      552880106     5,972   348,000  SH              Sole         NA      Sole

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
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ---------------------- ------------ ---------- ----------------------
                                                       VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- ---------  -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Momenta Pharmaceuticals,
  Inc.                         Common      60877T100     2,018    91,559  SH              Sole         NA      Sole
Myogen, Inc.                   Common      62856E104     3,130   103,780  SH              Sole         NA      Sole
Myriad Genetics, Inc.          Common      62855J104     6,271   301,500  SH              Sole         NA      Sole
Neurogen Corporation           Common      64124E106     2,998   454,900  SH              Sole         NA      Sole
NitroMed, Inc.                 Common      654798503     6,361   456,000  SH              Sole         NA      Sole
Noven Pharmaceuticals,
  Inc.                         Common      670009109     6,123   404,700  SH              Sole         NA      Sole
Nuvelo, Inc.                   Common      67072M301     6,431   793,000  SH              Sole         NA      Sole
Orchid Cellmark, Inc.          Common      68573C107     4,292   564,800  SH              Sole         NA      Sole
Orthovita, Inc.                Common      68750U102     7,003 1,804,900  SH              Sole         NA      Sole
Penwest Pharmaceuticals
  Co.                          Common      709754105     2,155   110,400  SH              Sole         NA      Sole
Pharmacopeia Drug
  Discovery, Inc.              Common      7171EP101     1,784   501,000  SH              Sole         NA      Sole
Pharmion Corporation           Common      71715B409     1,125    63,300  SH              Sole         NA      Sole
Point Therapeutics, Inc.       Common      730694106     2,312   670,000  SH              Sole         NA      Sole
Protein Design Labs, Inc.      Common      74369L103     3,526   124,080  SH              Sole         NA      Sole
Rigel Pharmaceuticals,
  Inc.                         Common      766559603     1,282   153,300  SH              Sole         NA      Sole
Sangamo Biosciences, Inc.      Common      800677106     2,401   595,700  SH              Sole         NA      Sole
Schering-Plough
  Corporation                  Common      806605101     4,343   208,300  SH              Sole         NA      Sole
Seattle Genetics, Inc.         Common      812578102     5,107 1,081,900  SH              Sole         NA      Sole
Senomyx, Inc.                  Common      81724Q107     4,051   334,250  SH              Sole         NA      Sole
Sirna Therapeutics, Inc.       Common      829669100     1,597   526,924  SH              Sole         NA      Sole
Telik, Inc.                    Common      87959M109     4,605   271,058  SH              Sole         NA      Sole
Tenet Healthcare
  Corporation                  Common      88033G100     4,788   625,000  SH              Sole         NA      Sole
Tercica, Inc.                  Common      88078L105     4,058   565,940  SH              Sole         NA      Sole
Teva Pharmaceutical
  Industries, Ltd. ADR          ADR        881624209    12,731   296,000  SH              Sole         NA      Sole
Theravance, Inc.               Common      88338T104    15,376   682,757  SH              Sole         NA      Sole
Third Wave Technologies,
  Inc.                         Common      88428W108     1,487   499,050  SH              Sole         NA      Sole
Vivus, Inc.                    Common      928551100     2,300   777,100  SH              Sole         NA      Sole
VNUS Medical
  Technologies, Inc.           Common      928566108     7,789   929,458  SH              Sole         NA      Sole
ZymoGenetics, Inc.             Common      98985T109     8,750   514,400  SH              Sole         NA      Sole

COLUMN TOTALS                                        $ 429,603